Debt (Tables)	9 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Schedule of Debt
Debt consisted of the following at September 30, 2017 and December 31, 2016:

	September 30, 2017
(in thousands)	Short-Term	Long-Term	Total
2017 First Lien Credit Facility	$12,555	$1,242,957	$1,255,512
Unamortized debt discount and issuance costs	—	(54,495)	(54,495)
Balances at September 30, 2017	$12,555	$1,188,462	$1,201,017

	December 31, 2016
(in thousands)	Short-Term	Long-Term	Total
2016 First Lien Credit Facility	$11,000	$1,083,500	$1,094,500
2016 Second Lien Credit Facility	—	370,000	370,000
2016 Revolving Credit Facility	—	33,475	33,475
Unamortized debt discount and issuance costs	—	(103,098)	(103,098)
Total credit facilities	11,000	1,383,877	1,394,877
Capital lease obligations	171	—	171
Balances at December 31, 2016	$11,171	$1,383,877	$1,395,048

Schedule of Maturities of Long-term Debt

Future minimum principal payments of debt as of September 30, 2017 are as follows:

(in thousands)
Remainder of 2017	$3,139
2018	12,555
2019	12,555
2020	12,555
2021	12,555
Thereafter	1,202,153
$1,255,512